Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Net Unrealized Gain (Loss) On Available-For-Sale Securities
Beginning balance at Dec. 31, 2013	$ 177,671	$ 14,997	$ 54,519	$ 112,451	$ (4,296)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends declared, $.45, $.49 and $.56 per share for the period ended 2014, 2015 and 2016 respectively	(4,510)			(4,510)
Issuance of 69,289, 72,543 and 98,318 shares of stock pursuant to dividend reinvestment plan for the period 2014, 2015 and 2016 respectively	3,204	139	3,065
Issuance of 6,144, 7,633 and 5,120 shares of stock pursuant to exercise of stock options for the period 2014, 2015 and 2016 respectively	186	12	174
Share based compensation expense	41		41
Net change in fair value of available-for-sale securities during the year, net of taxes of $2,245, $106 and $2,006 for the period 2014, 2015 and 2016 respectively	3,617				3,617
Repurchase of 2,053 common shares	(94)	(4)	(90)
Net earnings for the year	20,777			20,777
Ending balance at Dec. 31, 2014	200,892	15,144	57,709	128,718	(679)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends declared, $.45, $.49 and $.56 per share for the period ended 2014, 2015 and 2016 respectively	(4,935)			(4,935)
Issuance of 69,289, 72,543 and 98,318 shares of stock pursuant to dividend reinvestment plan for the period 2014, 2015 and 2016 respectively	3,511	145	3,366
Issuance of 6,144, 7,633 and 5,120 shares of stock pursuant to exercise of stock options for the period 2014, 2015 and 2016 respectively	241	15	226
Share based compensation expense	38		38
Net change in fair value of available-for-sale securities during the year, net of taxes of $2,245, $106 and $2,006 for the period 2014, 2015 and 2016 respectively	(172)				(172)
Net earnings for the year	23,863			23,863
Ending balance at Dec. 31, 2015	223,438	15,304	61,339	147,646	(851)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends declared, $.45, $.49 and $.56 per share for the period ended 2014, 2015 and 2016 respectively	(5,756)			(5,756)
Issuance of 69,289, 72,543 and 98,318 shares of stock pursuant to dividend reinvestment plan for the period 2014, 2015 and 2016 respectively	4,316	197	4,119
Issuance of 6,144, 7,633 and 5,120 shares of stock pursuant to exercise of stock options for the period 2014, 2015 and 2016 respectively	152	10	142
Issuance of 2,564,091 shares of common stock pursuant to a 4 for 3 stock split	0	5,128	(5,128)
Share based compensation expense	69		69
Net change in fair value of available-for-sale securities during the year, net of taxes of $2,245, $106 and $2,006 for the period 2014, 2015 and 2016 respectively	(3,232)				(3,232)
Net earnings for the year	25,633			25,633
Ending balance at Dec. 31, 2016	$ 244,620	$ 20,639	$ 60,541	$ 167,523	$ (4,083)